RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Golar and Affiliates - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Related Party Transaction
Management and administrative services fees	$ (2,215,000)	$ (2,448,000)	$ (6,324,000)	$ (7,195,000)
Distributions with Golar, net	(460,000)	(3,163,000)	178,000	(14,572,000)
Ship management fees
Related Party Transaction
Fees and expenses	(1,316,000)	(1,115,000)	(3,948,000)	(3,345,000)
Interest Expense On Short-Term Credit Facility
Related Party Transaction
Fees and expenses	$ 0	$ 0	$ (285,000)	$ 0